Schedule II Genworth Financial, Inc. (Parent Company Only) (Non-Cash Items) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental schedule of non-cash activities:
Total non-cash transactions	$ 0	$ (285)	$ (41)
Parent Company
Supplemental schedule of non-cash activities:
Capital contributions to subsidiaries	0	(90)	(205)
Dividends from subsidiaries	0	90	168
Total non-cash transactions	$ 0	$ 0	$ (37)